Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	333-249081
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Central Index Key	0001756770
Entity Tax Identification Number	98-1461045
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	250 Harbor Drive
Entity Address, Address Line Two	Third Floor
Entity Address, Address Line Three
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	917
Local Phone Number	717 - 5875
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false